Inventories	3 Months Ended
Nov. 30, 2024
Inventories
Inventories

4. Inventories

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
Raw materials	5,511,160	5,456,935
Work-in-process	481,390	383,968
Finished goods	316,452	368,384
	6,309,002	6,209,287

For the three-month period ended November 30, 2024, inventories recognized as an expense amounted to $192,851 [2023 – $550,864].

For the three-month period ended November 30, 2024, cost of sales includes depreciation of $11,948 [2023 – $72,630].

As at November 30, 2024, prepaid expenses included deposits to suppliers for future inventory purchases of $2,618,931. [August 31, 2024 – $1,780,430].